Consolidated Statements of Income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Gross revenues	$ 20,117	$ 21,919
Royalties	(323)	(335)
Marketing and other	189	668
Revenues, net of royalties	19,983	22,252
Purchases of crude oil and products	12,817	14,555
Production, operating and transportation expenses (note 21)	3,017	2,803
Selling, general and administrative expenses (note 21)	693	654
Depletion, depreciation, amortization and impairment (notes 9, 10)	5,496	2,591
Exploration and evaluation expenses (note 8)	547	149
Gain on sale of assets (note 9)	(8)	(4)
Other – net (note 13)	(584)	(591)
Operating expense	21,978	20,157
Earnings (loss) from operating activities	(1,995)	2,095
Share of equity investment income (note 12)	59	69
Net foreign exchange gain	44	14
Finance income	74	64
Finance expenses	(351)	(314)
Financial Items	(233)	(236)
Earnings (loss) before income taxes	(2,169)	1,928
Provisions for (recovery of) income taxes. current	175	75
Provisions for (recovery of) income taxes, deferred	(974)	396
Provisions for (recovery of) income taxes	(799)	471
Net earnings (loss)	$ (1,370)	$ 1,457
Earnings (loss) per share (note 20)
Earnings (loss) per share – basic ($/share)	$ (1.40)	$ 1.41
Earnings (loss) per share – diluted ($/share)	$ (1.41)	$ 1.40
Weighted average number of common shares outstanding (note 20)
Weighted average number of common shares outstanding, basic	1,005.1	1,005.1
Weighted average number of common shares outstanding, diluted	1,005.1	1,006.1